Deferred tax (Tables)	12 Months Ended
Jun. 30, 2020
Deferred tax
Schedule of deferred tax

for the year ended 30 June	Note	2020 Rm	2019 Rm
Reconciliation
Balance at beginning of year		19 023	21 812
Current year charge		(27 622)	(2 819)
per the income statement	13	(27 069)	(2 689)
per the statement of comprehensive income		(553)	(130)
Reclassification to held for sale		(880)	(6)
Foreign exchange differences recognised in income statement		142	22
Translation of foreign operations		(1 878)	14
Balance at end of year		(11 215)	19 023

Comprising
Deferred tax assets		(31 665)	(8 563)
Deferred tax liabilities		20 450	27 586
		(11 215)	19 023

for the year ended 30 June	2020 Rm	2019 Rm
Attributable to the following tax jurisdictions
 South Africa	13 972	25 065
 United States of America	(22 865)	(4 998)
 Germany	(1 651)	(550)
 Mozambique	699	559
 Other	(1 370)	(1 053)
	(11 215)	19 023
Deferred tax is attributable to temporary differences on the following:
Net deferred tax assets:
Property, plant and equipment	(5 285)	2 003
Right of use assets	1 103	—
Short- and long-term provisions	(4 065)	(2 851)
Calculated tax losses	(18 768)	(7 329)
Financial liabilities	(2 238)	(577)
Other	(2 412)	191
	(31 665)	(8 563)
Net deferred tax liabilities:
Property, plant and equipment	26 719	33 342
Right of use assets	1 150	—
Current assets	(894)	(1 147)
Short- and long-term provisions	(3 371)	(4 061)
Calculated tax losses	(448)	(150)
Financial liabilities	(517)	59
Other	(2 189)	(457)
	20 450	27 586

	2020	2019
for the year ended 30 June	Rm	Rm
Calculated tax losses
(before applying the applicable tax rate)
Available for offset against future taxable income	100 301	48 444
Utilised against the deferred tax balance	(79 294)	(29 745)
Not recognised as a deferred tax asset(1)	21 007	18 699
Deferred tax assets not recognised on tax losses mainly relate to Sasol's exploration, where future taxable income is uncertain.
Calculated tax losses carried forward that have not been recognised:
Expiry between one and five years	1 201	712
Expiry thereafter	19 090	17 706
Indefinite life	716	281
	21 007	18 699

(1)Included are calculated tax losses of R18,5 billion (2019 — R15,5 billion) relating to Sasol Canada.

Schedule of unremitted earnings

	2020	2019
for the year ended 30 June	Rm	Rm
Unremitted earnings at end of year that would be subject to dividend withholding tax	27 750	17 664
Europe	19 943	10 808
Rest of Africa	2 807	2 675
Other	5 000	4 181

Tax effect if remitted	380	488
Europe	133	241
Rest of Africa	225	213
Other	22	34

Schedule of dividend withholding tax

for the year ended 30 June	2020 Rm	2019 Rm
Undistributed earnings at end of year subjected to dividend withholding tax withheld by the company on behalf of Sasol Limited shareholders	90 508	180 692
Maximum withholding tax payable by shareholders if distributed to individuals	18 102	36 138